Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Accumulated Impairment Losses

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life

Computer equipment	3 years
Furniture, fixtures and fittings	3 years
Equipment	3 to 7 years
Motor vehicles	5 years
Renovation	3 years